Organization, Consolidation and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Principal Activities
Schedules of financial position, financial performance, and cash flows of the VIEs

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
ASSETS:
Current assets:
Cash	87,579	86,635	11,948
Restricted cash	5,579	150	21
Short-term investments	2,500	—	—
Accounts receivable	495,046	495,004	68,264
Prepayments and other current assets	53,515	47,078	6,492
Inter-group balance due from Parent and WFOE	18	—	—
Amounts due from related parties	3,876	1,430	197
Total current assets	648,113	630,297	86,922
Non-current assets:
Property and equipment, net	11,251	8,623	1,189
Intangible assets, net	101,603	101,516	14,000
Operating lease right-of-use assets, net	5,562	7,719	1,064
Goodwill	65,481	65,481	9,030
Deferred tax assets	12,000	20,466	2,822
Other non-current assets	140,272	146,234	20,167
Total non-current assets	336,169	350,039	48,272
Total assets	984,282	980,336	135,194
LIABILITIES:
Current liabilities:
Accounts payable	293,281	310,115	42,767
Accrued expenses and other current liabilities	68,821	96,050	13,246
Short-term debt	65,434	95,705	13,198
Short-term lease liabilities	3,276	4,422	610
Inter-group balance due to Parent and WFOE	58,489	—	—
Total current liabilities	489,301	506,292	69,821
Non-current liabilities:
Deferred tax liabilities	814	924	127
Long-term debt	1,303	1,583	218
Long-term lease liabilities	1,103	2,066	285
Other non-current liabilities	66,880	66,601	9,185
Total non-current liabilities	70,100	71,174	9,815
Total liabilities	559,401	577,466	79,636

	Six Months Ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Revenue	1,863,795	1,724,336	237,797
Net income	13,133	5,027	693

	Six Months Ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Net cash provided by/ (used in) operating activities	12,892	(30,836)	(4,252)
Net cash provided by/ (used in) investing activities	45,165	(6,036)	(832)
Net cash (used in)/ provided by financing activities	(41,443)	30,280	4,176
Effect of exchange rate changes on cash	(182)	218	30
Net increase/(decrease) in cash	16,432	(6,374)	(878)